OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Other Current Assets
Details	2024	2023
Direct and indirect tax receivables	$27,551	$22,892
Prepaid expenses	32,985	11,097
Receivables from hedging transactions - see Note 11A	768	1,894
Other receivables	513	73
	$61,817	$35,956